SELLING, GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Jan. 31, 2022
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSE [Text Block]

16. SELLING, GENERAL AND ADMINISTRATIVE EXPENSE

Selling, general and administrative expenses for the years ended January 31, 2022 and 2021 were comprised of the following:

	2022	2021
	$	$
Accounting and legal	665,248	501,854
Depreciation and amortization	1,280,446	1,321,686
License fees, taxes and insurance	1,807,645	1,705,539
Office Facilities and administrative	301,944	253,230
Operating lease cost	591,376	549,031
Other	340,224	372,307
Professional Fees and consulting	701,999	650,188
Salaries and wages	2,913,900	2,884,320
Share-based compensation	366,469	494,435
Shareholder Communications	26,781	15,834
Travel and entertainment	59,142	58,975
	9,055,174	8,807,399